Transactions with Affiliates (Related Party Transaction Event on Statement of Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Party Transaction [Line Items]
Earned premiums									$ 93		$ 244		$ 262
Net realized gains (losses)									(1,481)		(77)		(913)
Total revenues	626	1,170	2,110	198	901	2,472	1,575	974	4,104		5,922		5,136
Benefits, losses and loss adjustment expenses									2,900		3,108		2,941
Insurance operating costs and other expenses									268		2,507		1,352
Total expenses	671	948	2,014	(60)	674	3,285	1,360	740	3,573		6,059		4,424
Income (loss) from continuing operations before income taxes									531		(137)		712
Income tax expense (benefit)									36		(323)		137
Net income	(22)	203	87	288	193	(503)	320	234	556		244		707
Hartford Life and Annuity Insurance Company [Member] | White River Life Reinsurance (WRR) [Member]
Related Party Transaction [Line Items]
Earned premiums									(58)		(61)		(54)
Net realized gains (losses)									(2,130)	[1]	483	[1]	547	[1]
Total revenues									(2,188)		422		493
Benefits, losses and loss adjustment expenses									(55)		(50)		(40)
Insurance operating costs and other expenses									(1,442)		836		(333)
Total expenses									(1,497)		786		(373)
Income (loss) from continuing operations before income taxes									(691)		(364)		866
Income tax expense (benefit)									(242)		(127)		303
Net income									$ (449)		$ (237)		$ 563

[1]	[1]Amounts represent the change in valuation of the derivative associated with this transaction.